LONG-TERM INVESTMENTS - Schedule of Cost method investment (Details) (Parenthetical) $ in Thousands, ¥ in Millions		12 Months Ended
	Jun. 22, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Schedule of Investments [Line Items]
Impairment loss on cost method investments		$ (48,662)	$ (49,273)
Impairment loss on equity method investments		2,040	2,408
Accumulated Impairment Loss on Investments						$ 177
Amount of consideration received for sale of investments		7,245	$ 22,640	$ 1,502
Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method			20.00%		20.00%	20.00%
Impairment loss on cost method investments		387	$ 392
Impairment loss on equity method investments			$ 407
Accumulated Impairment Loss on Investments						$ 387
Percentage of ownership interest sold	20.00%
Amount of consideration received for sale of investments | ¥	¥ 0.4
Beijing Zhongjiao Huineng Information Technology Co., Ltd ("Zhongjiao Huineng") [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method			13.00%		13.30%	13.30%
Impairment loss on cost method investments		540	$ 546
Impairment loss on equity method investments			$ 567
Accumulated Impairment Loss on Investments						$ 540
AM Advertising [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method			20.00%		20.00%	20.00%
Impairment loss on cost method investments		$ 47,736	$ 48,335
Outstanding amount of supplementary agreement | ¥					¥ 380.0
AM Advertising with Foreign Currency Translation Adjustment [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method			20.32%
Impairment loss on cost method investments			$ (50,159)
Accumulated Impairment Loss on Investments						$ 47,736